Average Annual Total Returns - Class T - DWS Floating Rate Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		(1.66%)	2.30%	2.27%	(3.24%)	0.40%	0.45%	(2.02%)	0.77%	0.84%	3.12%	5.24%	4.32%